Acquisition of Thiseas Container Carrier S.A. (M/V Hyundai Privilege) - Pro Forma Financial Information (Table) (Details) (Thiseas Container Carrier S.A., USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Thiseas Container Carrier S.A.
Business Acquisition
Total revenues	$ 174,045
Partnership's net income	100,144
Preferred unit holders' interest in Partnership's net income	18,805
General Partner's interest in Partnership's net income	1,611
Common unit holders' interest in Partnership's net income	$ 79,728
Net income per common unit basic	$ 1.04
Net income per common unit diluted	$ 1.01